Expense Example - Natixis Sustainable Future 2050 Fund	Jun. 01, 2021 USD ($)
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	862
Expense Example, with Redemption, 5 Years	1,683
Expense Example, with Redemption, 10 Years	3,822
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	887
Expense Example, with Redemption, 5 Years	1,726
Expense Example, with Redemption, 10 Years	$ 3,907